Vanguard® Short-Term Inflation-Protected Securities Index Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	3,243,415	3,248,483
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	3,164,844	3,210,339
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	3,047,977	3,122,271
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	3,731,779	3,852,479
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	3,185,317	3,329,154
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	3,587,111	3,770,390
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	3,444,975	3,667,821
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,921,825	2,048,846
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	3,124,085	3,330,567
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,738,898	2,925,058
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,847,839	3,050,747
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,998,697	2,275,704
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	2,275,718	2,435,018
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	3,146,921	3,418,835
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,732,435	2,946,761
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,660,804	2,922,311
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,354,849	1,567,179
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	2,141,560	2,311,212
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,612,250	2,837,149
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,942,119	3,200,933
Total U.S. Government and Agency Obligations (Cost $58,051,777)					59,471,257
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund (Cost $651,932)	0.090%		6,519,983	651,933
Total Investments (100.8%) (Cost $58,703,709)					60,123,190
Other Assets and Liabilities—Net (-0.8%)					(490,064)
Net Assets (100%)					59,633,126
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	59,471,257	—	59,471,257
Temporary Cash Investments	651,933	—	—	651,933
Total	651,933	59,471,257	—	60,123,190